Equity - Schedule of Nonvested Restricted Stock Unit Activity (Details) (10Q)	6 Months Ended
Sep. 30, 2016 shares
Stockholders' Equity Note [Abstract]
Non-vested shares, Beginning Balance	175,833
Granted	1,436,170
Vested	(2,500)
Forfeited	(2,500)
Non-vested shares, Ending Balance	1,607,003